Cryptocurrencies	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Cryptocurrencies
(12) Cryptocurrencies
Cryptocurrency transactions
Cryptocurrencies are accounted for as indefinite-lived intangible assets and are recognized at cost, net of impairment losses. Impairments are recorded whenever the fair value of the cryptocurrency decreases below its carrying value at any time during the period from acquisition. After an impairment loss is recognized, the adjusted carrying amount of the cryptocurrency becomes its new accounting basis and this new adjusted cost basis will not be adjusted upward for any subsequent increase in fair value.
The carrying values of cryptocurrencies were the following at December 31, 2023 and December 31, 2022 (in thousands):

Cryptocurrency	2023	2022
BTC	$711	$523
ETH	1	9
LTC	—	8

	$712	$540

The following tables present additional information about the adjusted cost basis of cryptocurrencies (in thousands):

	BTC	ETH	LTC	Total
Beginning balance—January 1, 2023	$523	$9	$8	$540
Purchase or receipts of cryptocurrency	534,947	4	3	534,954
Cost of cryptocurrencies sold or distributed	(527,036)	(12)	(11)	(527,059)
Impairment of cryptocurrencies	(7,723)	—	—	(7,723)

Balance—December 31, 2023	$711	$1	$—	$712

	BTC	ETH	LTC	Total
Beginning balance - January 1, 2022	$563	$5,988	$6	$6,557
Purchase or receipts of cryptocurrency	520,487	2,423	2,510	525,420
Cost of cryptocurrencies sold or distributed	(513,750)	(8,395)	(2,471)	(524,616)
Impairment of cryptocurrencies	(6,777)	(7)	(37)	(6,821)

Balance—December 31, 2022	$523	$9	$8	$540

Purchases or receipts of cryptocurrency consists of: (a) cash paid by the Company to purchase cryptocurrencies on various exchanges and from liquidity providers and related transaction costs to acquire the cryptocurrencies, (b) receipts of cryptocurrency sold to the Company by customers at the BTM kiosks, and (c) receipts of cryptocurrency by the Company as consideration for company website and software services revenue. Costs of cryptocurrencies sold or distributed represents the adjusted cost basis of cryptocurrencies sold to customers or payments made in cryptocurrencies, recorded through the date of disposition.
The Company may be extended short-term credits from various exchanges and liquidity providers to purchase Bitcoin. The trade credits are generally due and payable in cash within days after they are extended. As of December 31, 2023 and December 31, 2022, the Company had $5.1 million and $1.7 million outstanding within “Accrued expenses and other current liabilities” on the Consolidated Balance Sheets, respectively.